Pension Plans and Other Post-Retirement Benefits - Schedule of Net Benefit Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Current service cost	$ 56	$ 66
Administrative expense	1	1
Net interest expense (income)	13	13
Other long-term employee benefit losses (gains)	(6)	(3)
Net benefit expense	64	77
Pension
Disclosure of defined benefit plans [line items]
Current service cost	49	59
Administrative expense	1	1
Net interest expense (income)	5	6
Other long-term employee benefit losses (gains)	0	0
Net benefit expense	55	66
Post-retirement benefits
Disclosure of defined benefit plans [line items]
Current service cost	7	7
Administrative expense	0	0
Net interest expense (income)	8	7
Other long-term employee benefit losses (gains)	(6)	(3)
Net benefit expense	$ 9	$ 11